ACCOUNTS PAYABLE AND ACCRUED LIABILITIES - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Interest expense on leases	$ 591	$ 836
Cash payments on lease obligations	6,168	6,484
Short-term leases	965	$ 1,150
Leases with residual value or commenced	$ 0